Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Computation of Earnings Per Common Share Attributable to Unisys Corporation

The following table shows how the earnings per common share attributable to Unisys Corporation were computed for the three years ended December 31, 2014.

Year ended December 31 (millions, except per share data)	2014	2013	2012
Basic earnings per common share computation
Net income attributable to Unisys Corporation common stockholders	$44.0	$92.3	$129.4
Weighted average shares (thousands)	49,280	43,899	43,864
Basic earnings per common share	$.89	$2.10	$2.95
Diluted earnings per common share computation
Net income attributable to Unisys Corporation common stockholders	$44.0	$92.3	$129.4
Add preferred stock dividends	–	–	16.2
Net income attributable to Unisys Corporation for diluted earnings per share	$44.0	$92.3	$145.6
Weighted average shares (thousands)	49,280	43,899	43,864
Plus incremental shares from assumed conversions
Employee stock plans	304	448	439
Preferred stock	–	–	6,913
Adjusted weighted average shares	49,584	44,347	51,216
Diluted earnings per common share	$.89	$2.08	$2.84